Borrowed Funds (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total Borrowed Funds	$ 52,706,000,000	$ 54,532,000,000
PNC Capital Trust C [Member]
Debt Instrument [Line Items]
Carrrying value - junior subordinated debt	205,000,000
Trust preferred securities	$ 200,000,000
Basis Spread on LIBOR Rate - trust preferred securities	0.57%
Parent Company [Member]
Debt Instrument [Line Items]
Total Borrowed Funds	$ 6,203,000,000	7,531,000,000
Bank [Member]
Debt Instrument [Line Items]
Total Borrowed Funds	42,327,000,000	42,431,000,000
Senior Notes [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Basis adjustments - Fair value accounting hedges	118,000,000
Total Borrowed Funds	3,960,000,000	5,265
Senior Notes [Member] | Bank [Member]
Debt Instrument [Line Items]
Basis adjustments - Fair value accounting hedges	(75,000,000)
Total Borrowed Funds	19,012,000,000	16,033,000,000
Subordinated Debts [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Basis adjustments - Fair value accounting hedges	42,000,000
Total Borrowed Funds	2,038,000,000	2,061,000,000
Subordinated Debts [Member] | Bank [Member]
Debt Instrument [Line Items]
Basis adjustments - Fair value accounting hedges	67,000,000
Total Borrowed Funds	5,766,000,000	6,290,000,000
Junior Subordinated Debt [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Total Borrowed Funds	$ 205,000,000	$ 205,000,000